Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
27.	Subsequent Events

The Company has evaluated events subsequent to the balance sheet date of December 31, 2023 through March 28, 2024, the issuance of the consolidated financial statement and did not identify any other subsequent events with material financial impact on the Company’s consolidated financial statements.